As filed with the Securities and Exchange Commission July 24, 2023
File Nos. 002-67052 and 811-03023

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 722

AND

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 723
_____________________________________________________________________________________________
FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000
Stacy L. Fuller, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006

Copies to:
Zachary Tackett
Apex Fund Services
Three Canal Plaza, Suite 600
Portland, ME 04101

It is proposed that this filing will become effective:

[     ]     immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[ X ]     on July 28, 2023 pursuant to Rule 485, paragraph (b)(1)
[     ]     60 days after filing pursuant to Rule 485, paragraph (a)(1)
[     ]     on                              , pursuant to Rule 485, paragraph (a)(1)
[     ]     75 days after filing pursuant to Rule 485, paragraph (a)(2)
[     ]     on   _____________, pursuant to Rule 485, paragraph (a)(2)
[ X ]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FORUM FUNDS
CONTENTS OF REGISTRATION STATEMENT
This registration statement is comprised of the following:

Cover Sheet
Contents of Registration Statement
Part A:  The Prospectus for the Absolute Strategies Fund is incorporated herein by reference to Post-Effective Amendment No. 719 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on May 26, 2023, accession number 0001398344-23-010708 (“PEA No. 719”).
Part B:  The Statement of Additional Information for the Absolute Strategies Fund is incorporated herein by reference to PEA No. 719.
Part C:  Incorporated herein by reference to PEA No. 719.
Signature Page

Explanatory Note
This Post-Effective Amendment No. 722 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until July, 28, 2023, the effectiveness of the registration statement for the Absolute Strategies Fund, filed in Post-Effective Amendment No. 719 on May 26, 2023, pursuant to paragraph (a) of Rule 485 of the 1933 Act.  No other series of the Registrant is affected by the filing.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland, and State of Maine on July 24, 2023.

Forum Funds

/s/ Zachary Tackett
Zachary Tackett, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on July 24, 2023.

(a)	Principal Executive Officer

/s/ Zachary Tackett
Zachary Tackett
Principal Executive Officer

(b)	Principal Financial Officer

/s/ Karen Shaw
Karen Shaw
Principal Financial Officer (Principal Accounting Officer)

(c)	A majority of the Trustees

/s/ Karen Shaw
Karen Shaw, Trustee

David Tucker, Trustee*
Mark Moyer, Trustee*
Jennifer Brown-Strabley, Trustee*

By:	/s/ Zachary Tackett
Zachary Tackett
As Attorney-in-fact

* Pursuant to powers of attorney previously filed.